Lease obligations - Schedule of maturity analysis of operating lease payments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	$ 141,018
Less: impact of present value	(15,056)
Balance as at December 31, 2020	125,962	$ 152,619	$ 183,424
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	46,842
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	47,088
Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	47,088
Therafter
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	$ 0